Shareholder Report, Line Graph (Details) - USD ($)						4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	52 Months Ended	55 Months Ended	58 Months Ended	60 Months Ended	62 Months Ended	64 Months Ended	70 Months Ended	72 Months Ended	74 Months Ended	76 Months Ended	82 Months Ended	84 Months Ended	86 Months Ended	88 Months Ended	94 Months Ended	96 Months Ended	98 Months Ended	100 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Jul. 29, 2016	May 31, 2015	May 31, 2017	May 31, 2021	May 31, 2017	May 31, 2025	May 31, 2016	Nov. 30, 2021	May 31, 2018	May 31, 2018	May 31, 2022	May 31, 2018	May 31, 2017	Nov. 30, 2022	May 31, 2019	May 31, 2019	May 31, 2023	May 31, 2019	May 31, 2018	Nov. 30, 2023	May 31, 2020	May 31, 2020	May 31, 2024	May 31, 2020	May 31, 2019	Nov. 30, 2024	May 31, 2021	May 31, 2021	May 31, 2025	May 31, 2021	May 31, 2020	May 31, 2022	May 31, 2022	May 31, 2022	May 31, 2021	May 31, 2023	May 31, 2023	May 31, 2023	May 31, 2022	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2024	May 31, 2025
American Funds Corporate Bond Fund® - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class A (with sales charge)
Accumulated Value					$ 9,623					$ 10,172						$ 10,569						$ 10,501						$ 11,270						$ 12,859				$ 12,996				$ 11,636				$ 11,430				$ 11,754	$ 12,372
American Funds Corporate Bond Fund® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class C (with sales charge)
Accumulated Value				$ 10,000				$ 9,954							$ 9,813						$ 10,453						$ 11,844						$ 11,888				$ 10,568				$ 10,303				$ 10,518				$ 11,058
American Funds Corporate Bond Fund® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class T (with sales charge)
Accumulated Value		$ 9,751										$ 9,903						$ 10,656						$ 12,193						$ 12,357					$ 11,094				$ 10,932				$ 11,272				$ 11,896
American Funds Corporate Bond Fund® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class F-1
Accumulated Value				10,000				10,009							9,941						10,666						12,173						12,308				11,021				10,826				11,136				11,723
American Funds Corporate Bond Fund® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class F-2
Accumulated Value				10,000				10,034							9,993						10,753						12,305						12,474				11,199				11,029				11,374				12,005
American Funds Corporate Bond Fund® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class F-3
Accumulated Value			$ 10,000			$ 10,329							$ 10,296						$ 11,090						$ 12,704						$ 12,890					$ 11,586				$ 11,424				$ 11,795				$ 12,463
American Funds Corporate Bond Fund® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class 529-A (with sales charge)
Accumulated Value				9,650				9,655							9,585						10,287						11,737						11,864				10,622				10,429				10,723				11,286
American Funds Corporate Bond Fund® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class 529-C (with sales charge)
Accumulated Value				10,000				9,952							9,806						10,440						11,823						11,860				10,606				10,413				10,707				11,269
American Funds Corporate Bond Fund® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class 529-E
Accumulated Value				10,000				9,998							9,908						10,611						12,085						12,190				10,893				10,675				10,957				11,509
American Funds Corporate Bond Fund® - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class 529-T (with sales charge)
Accumulated Value		9,751										9,896						10,640						12,169						12,327					11,063				10,890				11,222				11,838
American Funds Corporate Bond Fund® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class 529-F-1
Accumulated Value				10,000				10,030							9,982						10,734						12,277						12,436				11,157				10,982				11,319				11,939
American Funds Corporate Bond Fund® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class 529-F-2
Accumulated Value	$ 10,000						$ 9,918				$ 10,108			$ 8,905			$ 8,553			$ 8,772			$ 8,792			$ 9,047			$ 9,533			$ 9,550
American Funds Corporate Bond Fund® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class 529-F-3
Accumulated Value	10,000						9,920				10,112			8,911			8,561			8,782			8,805			9,063			9,553			9,572
American Funds Corporate Bond Fund® - Class R1
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class R-1
Accumulated Value				10,000				10,015							9,896						10,553						11,967						12,015				10,683				10,418				10,639				11,121
American Funds Corporate Bond Fund® - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class R-2
Accumulated Value				10,000				9,989							9,855						10,503						11,904						11,951				10,627				10,365				10,588				11,067
American Funds Corporate Bond Fund® - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class R-2E
Accumulated Value				10,000				10,036							9,963						10,651						12,107						12,187				10,866				10,628				10,887				11,413
American Funds Corporate Bond Fund® - Class R3
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class R-3
Accumulated Value				10,000				10,010							9,918						10,615						12,082						12,182				10,879				10,657				10,934				11,481
American Funds Corporate Bond Fund® - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class R-4
Accumulated Value				10,000				10,026							9,960						10,691						12,204						12,341				11,054				10,862				11,177				11,770
American Funds Corporate Bond Fund® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class R-5E
Accumulated Value				10,000				10,037							10,002						10,761						12,308						12,468				11,190				11,016				11,358				11,983
American Funds Corporate Bond Fund® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class R-5
Accumulated Value				10,000				10,035							9,997						10,764						12,324						12,498				11,227				11,064				11,418				12,058
American Funds Corporate Bond Fund® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name									American Funds Corporate Bond Fund — Class R-6
Accumulated Value				10,000				10,030							9,995						10,764						12,331						12,511				11,246				11,087				11,448				12,097
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	10,231	9,880	9,916		10,299	9,982	10,100	10,193	9,068	9,879	10,462	8,700	10,747	10,845	8,874	10,511	10,423	8,803	11,759	11,867	8,990	11,501	11,090	9,408	11,711	11,819	9,480	11,454	12,134	10,748	10,847	10,512	12,085	10,518	10,614	10,287	11,091	10,655	10,753	10,421	10,854	11,237	11,340	10,990	10,995	11,596
Bloomberg U.S. Corporate Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Corporate Investment Grade Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,323	$ 10,029	$ 10,050		$ 10,362	$ 10,224	$ 10,205	$ 10,329	$ 8,998	$ 10,056	$ 10,804	$ 8,644	$ 10,965	$ 11,098	$ 8,845	$ 10,805	$ 10,810	$ 8,951	$ 12,064	$ 12,210	$ 9,235	$ 11,888	$ 11,615	$ 9,725	$ 12,503	$ 12,655	$ 9,753	$ 12,321	$ 12,780	$ 11,218	$ 11,354	$ 11,054	$ 13,245	$ 11,027	$ 11,161	$ 10,866	$ 11,884	$ 11,512	$ 11,652	$ 11,345	$ 11,682	$ 12,159	$ 12,306	$ 11,981	$ 12,196	$ 12,880